Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,275,000
Proposed Maximum Offering Price per Unit	14.76
Maximum Aggregate Offering Price	$ 63,099,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,713.97
Offering Note	(a) Represents an additional 4,275,000 shares of the registrant's common stock, $0.001 par value per share ("Common Stock"), reserved for issuance under the Cryoport, Inc. 2018 Omnibus Equity Incentive Plan (as amended, the "Plan"). (b) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock as may be issuable under the Plan as a result of stock splits, stock dividends or similar transactions. (c) The Proposed Maximum Offering Price Per Unit has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on June 16, 2026, which is a date within five business days prior to filing the registration statement.